Summary of Significant Accounting Policies (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 1 [Member] | Derivative Financial Instruments, Liabilities [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities